PROJECT ASSETS	12 Months Ended
Dec. 31, 2019
PROJECT ASSETS
PROJECT ASSETS

5. PROJECT ASSETS

Project assets consist of the following:

	At December 31,	At December 31,
	2018	2019
	$	$
Project assets — Acquisition cost	51,635	55,158
Project assets — EPC and other cost	1,234,128	1,031,976
	1,285,763	1,087,134
Current portion	933,563	604,083
Non-current portion	352,200	483,051

The Company recorded impairment charges and write-off for project assets of nil, $9,016 and $20,194 for the years ended December 31, 2017, 2018 and 2019, respectively.